Employee Future Benefits - Status of Plans (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (278)	$ (238)
Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(10)	(11)
Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(268)	(227)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	386	381	$ 428
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(664)	(619)
Registered
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(170)	(146)
Registered | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(5)
Registered | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(167)	(141)
Registered | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	373	368	416
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(543)	(514)	(561)
Supplemental Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(86)	(67)
Supplemental Pension Plan | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(5)	(5)
Supplemental Pension Plan | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(81)	(62)
Supplemental Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	13	13	12
Supplemental Pension Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(99)	(80)	(87)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(22)	(25)
Other | Accrued current liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2)	(1)
Other | Other long-term liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(20)	(24)
Other | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0	0
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (22)	$ (25)	$ (27)